Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Oct. 04, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
C000247983
Account Value [Line Items]
Line Graph and Table Measure Name		Sphere 500 Climate Fund
Account Value	$ 10,000	$ 13,568	$ 10,007	$ 8,280
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	14,039	10,296	8,466
Sphere 500 Fossil-Free Index
Account Value [Line Items]
Line Graph and Table Measure Name	Sphere 500 Fossil Free Index
Account Value	$ 10,000	$ 13,763	$ 9,920	$ 8,133